Income Taxes - Rate Reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Earnings before income taxes	$ 319	$ 880	$ 353
Net earnings attributable to non-controlling interests not subject to tax	(10)	(80)	(94)
Adjusted earnings before income taxes	$ 309	$ 800	$ 259
Statutory Canadian federal and provincial income tax rate (%)	23.30%	23.40%	23.40%
Expected income tax expense	$ 72	$ 187	$ 61
(Decrease) increase in income taxes resulting from:
Differences in effective foreign tax rates	(6)	9	(1)
Non-deductible expense	46	58	130
Non-taxable income	(10)	0	0
Taxable capital loss (gain)	1	(2)	18
Deferred income tax recovery related to temporary difference on investment in subsidiaries	(5)	(3)	(2)
Reversal of unrecognized deferred income tax assets	(13)	(178)	(24)
Statutory and other rate differences	(1)	1	(3)
Adjustments in respect of deferred income tax of previous years	(11)	1	6
Other	7	11	7
Income tax expense	$ 80	$ 84	$ 192
Effective tax rate (%)	26.00%	11.00%	74.00%